Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 06, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2015